Commitments and Contingencies (Details) - USD ($)								6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 09, 2021	Jun. 23, 2021	Feb. 22, 2021	Nov. 15, 2020	Jan. 31, 2020	Jan. 01, 2020	May 15, 2009	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Commitments (Details) [Line Items]
Business Combination, Control Obtained Description									Each warrant of GreenLight (“GreenLight Warrant”), to the extent outstanding and unexercised, shall automatically, without any action of any party or any other person (including the holder thereof), be assumed by GreenLight and converted into a warrant to acquire shares of ENVI Class A Common Stock equal to the product (rounded down to the nearest whole number) of (x) the number of common shares of GreenLight (on an as converted basis) subject to such GreenLight Warrant immediately prior to the effective time of the Merger, multiplied by (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (i) the exercise price per share of such GreenLight Warrant immediately prior to the effective time of the Merger, divided by (ii) the Exchange Ratio.
Lessee, Operating Lease, Term of Contract			48 months		84 months	60 months							44 months
Lessee, Operating Lease maturity period					December 2026
Payments for Tenant Improvements					$ 535,000	$ 17,000
Payments for Additional Tenant Improvements					$ 1,000,000	$ 250,000
Lessee, Operating Lease, Discount Rate					9.00%
Lessee, Operating Lease maturity Dateof Contract		Feb. 28, 2025	Feb. 28, 2025	Feb. 14, 2024		Mar. 31, 2025	Feb. 14, 2024
Total rent expense									$ 3,224	$ 1,463	$ 2,096,000	$ 1,784,000
Payments to Acquire Equipment on Lease											934,000	1,075,000
Proceeds from Legal Settlements									$ 0		$ 0	$ 0
Environmental Impact Acquisition Corp
Commitments (Details) [Line Items]
Purchase price percentage									2.00%
Registration Default Per Month Percentage									2.00%
Shares Issued, Price Per Share								$ 10.00	$ 10.00		$ 10.00
Exceeds Per Share									$ 15.00
Equity Method Investment, Ownership Percentage	100.00%
Business Combination, Consideration Transferred	$ 282,300,000
IPO [Member] | Environmental Impact Acquisition Corp
Commitments (Details) [Line Items]
Underwriting fee								$ 100,000	$ 100,000
Payments to underwriter expenses to cover seller's concessions								$ 150,000	$ 150,000
Private Placement [Member]
Commitments (Details) [Line Items]
Shares Issued, Price Per Share									$ 10.00
Private Placement [Member] | Environmental Impact Acquisition Corp
Commitments (Details) [Line Items]
Shares, Issued									12,425,000
Business Combination [Member]
Commitments (Details) [Line Items]
Business combination, description								The Company will pay Canaccord for such services upon the consummation of a Business Combination a cash fee in an amount equal to 3.76 % of the gross proceeds of the Initial Public Offering if the underwriters’ over-allotment option is exercised in full. Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete a Business Combination.
Business Combination [Member] | Environmental Impact Acquisition Corp
Commitments (Details) [Line Items]
Business combination, description									The Company will pay Canaccord for such services upon the consummation of a Business Combination a cash fee in an amount equal to 3.76% of the gross proceeds of the Initial Public Offering. Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete a Business Combination.
Business Combination, Control Obtained Description									Each warrant of GreenLight (“GreenLight Warrant”), to the extent outstanding and unexercised, shall automatically, without any action of any party or any other person (including the holder thereof), be assumed by GreenLight and converted into a warrant to acquire shares of ENVI Class A Common Stock equal to the product (rounded down to the nearest whole number) of (x) the number of common shares of GreenLight (on an as converted basis) subject to such GreenLight Warrant immediately prior to the effective time of the Merger, multiplied by (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (i) the exercise price per share of such GreenLight Warrant immediately prior to the effective time of the Merger, divided by (ii) the Exchange Ratio.
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	10,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 105,300
Maximum [Member] | Environmental Impact Acquisition Corp
Commitments (Details) [Line Items]
Proposed public offering period								7 years
Minimum [Member] | Environmental Impact Acquisition Corp
Commitments (Details) [Line Items]
Proposed public offering period								5 years